Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 1,088,375	€ 950,500	€ 1,037,209
Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		189,125	171,500	175,876
Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		731,250	625,000	698,333
Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	168,000	154,000	163,000
C.J.A. van Lede [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				39,708
C.J.A. van Lede [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				4,375
C.J.A. van Lede [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				33,333
C.J.A. van Lede [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]			2,000
C. Poon [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		154,875	139,500	144,500
C. Poon [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		36,625	32,500	32,500
C. Poon [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		96,250	90,000	90,000
C. Poon [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	22,000	17,000	22,000
D.E.I. Pyott [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		142,250	135,000	135,000
D.E.I. Pyott [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		25,250	23,000	23,000
D.E.I. Pyott [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		85,000	80,000	80,000
D.E.I. Pyott [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	32,000	32,000	32,000
E. Kist [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				46,167
E. Kist [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				4,167
E. Kist [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation				40,000
E. Kist [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]			2,000
H. von Prondzynski [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		136,125	132,000	124,500
H. von Prondzynski [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		36,625	32,500	25,000
H. von Prondzynski [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		85,000	80,000	80,000
H. von Prondzynski [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	14,500	19,500	19,500
J.P. Tai [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		141,625	144,500	146,167
J.P. Tai [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		34,625	32,500	34,167
J.P. Tai [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		85,000	80,000	80,000
J.P. Tai [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	22,000	32,000	32,000
N. Dhawan [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		123,750	120,000	120,000
N. Dhawan [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		14,250	13,000	13,000
N. Dhawan [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		85,000	80,000	80,000
N. Dhawan [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	24,500	27,000	27,000
O. Gadiesh [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		121,250	112,500	112,500
O. Gadiesh [Member] | Committees [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		14,250	13,000	13,000
O. Gadiesh [Member] | Membership [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		85,000	80,000	80,000
O. Gadiesh [Member] | Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	€ 22,000	€ 19,500	€ 19,500

[1]	The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement